AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 92.7%
Asset-Backed Securities — 3.0%
Automobiles — 1.4%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		160	$160,047
Series 2020-02, Class D
2.130%	03/18/26		200	191,216
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		1,000	951,893
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,286,064
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,311,646
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,746,730
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	7,983,776
Series 2023-08A, Class A, 144A
6.020%	02/20/30		11,800	11,703,001
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,230,139
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26		165	162,564
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,493,612
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,422,191
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,309,243
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,357,828
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,467,365
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,118,603
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	13,900,456
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	438,222
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		4,435	4,208,823
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	379,013
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,099,796
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		192	187,330
Series 2021-02, Class D, 144A
1.138%	12/26/28		135	131,322
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class E, 144A
2.280%	12/26/28		381	$371,042
Series 2021-03, Class D, 144A
1.009%	02/26/29		902	858,217
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,093,294
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		10,526	10,216,478
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	567,756
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,110,659
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,664,548
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		210	208,596
Series 2022-C, Class E, 144A
11.366%	12/15/32		987	994,057
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26		168	166,029
Series 2020-03, Class D
1.640%	11/16/26		924	903,535
Series 2021-01, Class D
1.130%	11/16/26		6,210	5,994,086
Series 2021-02, Class D
1.350%	07/15/27		4,732	4,500,406
Series 2022-05, Class C
4.740%	10/16/28		1,000	971,820
Series 2022-06, Class C
4.960%	11/15/28		700	681,923
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	224,960
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	4,937,848
				133,706,134
Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	2,115	1,499,972
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	178,417
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	3,914,751
Series 2021-01A, Class B, 144A
2.470%	11/20/31		250	208,753
Series 2021-02A, Class C, 144A
3.090%	04/20/32		2,600	2,117,204
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		129	$128,309
Series 2020-AA, Class A, 144A
2.190%	08/21/34		355	344,388
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,420,402
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,254,099
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,755,254
Series 2023-02A, Class B, 144A
6.170%	09/15/36		16,700	16,593,805
Series 2023-02A, Class C, 144A
6.740%	09/15/36		4,000	3,982,502
Series 2023-02A, Class D, 144A
7.520%	09/15/36		4,300	4,280,969
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		2,608	2,587,022
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		2,342	2,250,986
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		3,804	3,792,744
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,152,857
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		1,700	1,660,271
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,194,124
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,197,766
				70,514,595
Credit Cards — 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
6.166%(c)	03/15/29	GBP	2,916	3,555,606
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.418%(c)	03/15/29		2,059	2,052,456
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.996%(c)	07/15/29	GBP	1,800	2,191,129
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.318%(c)	11/15/29		10,000	9,907,050
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.596%(c)	11/15/28	GBP	4,944	$6,034,400
				23,740,641
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		7,180	6,648,188
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34		439	420,739
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month SOFR + 0.939% (Cap N/A, Floor 0.825%)
6.259%(c)	08/25/33		—(r)	296
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.934%(c)	03/25/43		210	203,399
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.914%(c)	01/25/34		565	534,695
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		455	168,619
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.514%(c)	04/25/34		211	206,349
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34		321	264,401
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.334%(c)	04/25/34		319	309,246
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
6.154%(c)	07/25/34		62	59,205
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	06/25/33		73	72,136
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.454%(c)	10/25/33		35	34,849
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month SOFR + 1.689% (Cap N/A, Floor 1.575%)
7.009%(c)	11/25/32		4	3,638

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	08/25/33		371	$350,925
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		3,833	3,821,265
				6,449,762
Other — 0.1%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		1,962	1,929,166
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		11,027	10,722,384
				12,651,550
Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	02/25/34		100	92,741
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34		226	213,096
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)
6.094%(c)	11/25/32		114	111,843
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	11/25/34		101	99,289
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		7	6,730
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	4,835	4,868,939
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.909%(c)	06/25/34		131	126,668
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	01/25/35		279	266,354
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.865%(c)	09/27/75	EUR	6,685	6,942,244
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.369%(c)	09/25/34		956	$912,009
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.925%(c)	03/15/26^	EUR	6,545	5,881,378
				19,521,293
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		48	44,301
Student Loans — 0.2%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,975	2,542,002
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,251	2,074,636
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		276	267,763
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		355	318,527
Series 2020-GA, Class A, 144A
1.170%	09/16/69		523	462,947
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		3,849	3,532,599
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,600	6,041,440
				15,239,914

Total Asset-Backed Securities (cost $294,822,887)				288,516,378
Commercial Mortgage-Backed Securities — 17.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54		5,000	3,929,450
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54		17,100	13,449,624
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.229%(cc)	05/15/49		4,200	3,811,542
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,328	12,305,309

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	$1,829,152
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,467	4,947,094
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,385,170
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	11,843,648
Series 2019-BN18, Class A3
3.325%	05/15/62	1,650	1,441,411
Series 2019-BN20, Class A2
2.758%	09/15/62	9,686	8,048,491
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,467,937
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,768,575
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,613,243
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,301,596
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	21,779,790
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,300,238
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,425,943
Series 2022-BNK44, Class A5
5.937%(cc)	11/15/55	8,000	7,913,887
BANK5,
Series 2023-5YR02, Class A3
6.656%	06/15/28	25,000	25,497,115
Series 2023-5YR03, Class A3
6.724%(cc)	09/15/56	30,000	30,724,380
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,010,721
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	427,269
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	349,030
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,250,157
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	371,110
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.252%(c)	03/15/37	2,300	2,127,701
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	4,740,426
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	8,788,503
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	849,215
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,608,633
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	$24,809,198
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	3,961,808
Series 2022-C17, Class XB, IO
0.660%(cc)	09/15/55	55,770	2,277,597
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	24,881,827
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	8,957	8,352,683
Series 2018-B03, Class A4
3.761%	04/10/51	8,133	7,436,169
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,042,404
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,585,381
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	9,500,783
Series 2019-B14, Class A3
3.090%	12/15/62	950	859,948
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,338,869
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	7,462,597
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	13,256,201
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,296,890
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	5,683,580
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,254,345
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	22,784,678
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	9,701,570
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	14,713,809
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,489,241
Series 2023-5C01, Class A3
6.534%(cc)	08/15/56	35,800	36,317,904
Series 2023-C06, Class A2
6.869%(cc)	09/15/56	33,000	33,471,969
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.597%(c)	09/15/38	11,000	10,371,699
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.147%(c)	09/15/38	2,650	2,472,864
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38	7,960	7,412,960

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-BRK02, Class A, 144A
7.146%(cc)	11/05/28	16,700	$16,699,155
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	8,234,495
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month SOFR + 1.564% (Cap N/A, Floor 1.450%)
6.897%(c)	10/15/36	5,950	5,897,272
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)
7.447%(c)	10/15/36	952	941,756
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.747%(c)	10/15/36	19,083	18,768,482
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
8.097%(c)	10/15/36	10,884	10,661,780
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
8.266%(c)	12/15/38	31,347	29,931,049
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36	329,370	329
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.032%(c)	01/15/39	22,900	21,837,151
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.032%(c)	01/15/39	9,900	9,387,494
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,348,095
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	15,870,149
Series 2019-CF02, Class A5
2.874%	11/15/52	347	288,665
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	10,138,585
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,569,642
Series 2018-CD07, Class A3
4.013%	08/15/51	2,884	2,613,385
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	14,250,580
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.952%(c)	09/15/28	16,750	16,742,761
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	26,366,014
Series 2016-C07, Class A2
3.585%	12/10/54	9,466	8,825,477
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,430,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	$5,663,269
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,355	3,947,917
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	2,297	2,291,234
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	225,330
Series 2015-GC29, Class A4
3.192%	04/10/48	8,254	7,854,104
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,332,543
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,897,389
Series 2017-C04, Class A3
3.209%	10/12/50	6,726	6,139,563
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,568,286
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	5,813,522
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	1,986	1,980,066
Series 2014-CR17, Class A5
3.977%	05/10/47	11,360	11,184,670
Series 2014-CR19, Class A5
3.796%	08/10/47	19,889	19,528,603
Series 2014-CR20, Class A3
3.326%	11/10/47	9,538	9,330,088
Series 2014-CR20, Class A4
3.590%	11/10/47	8,000	7,747,432
Series 2014-UBS04, Class A3
3.430%	08/10/47	628	621,101
Series 2014-UBS06, Class A4
3.378%	12/10/47	5,775	5,613,885
Series 2015-CR22, Class A5
3.309%	03/10/48	5,025	4,795,989
Series 2015-CR25, Class A3
3.505%	08/10/48	10,491	10,107,207
Series 2015-CR26, Class A3
3.359%	10/10/48	2,577	2,461,586
Series 2015-CR26, Class A4
3.630%	10/10/48	33,516	31,790,291
Series 2015-LC21, Class A3
3.445%	07/10/48	15,655	15,097,275
Series 2015-LC23, Class A3
3.521%	10/10/48	28,060	27,040,720
Series 2015-PC01, Class A5
3.902%	07/10/50	145	139,329
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	17,480,261
Series 2016-CR28, Class A3
3.495%	02/10/49	4,700	4,449,529

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	$2,930,001
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.530%(c)	05/15/36	6,060	6,017,520
Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)
8.030%(c)	05/15/36	4,222	4,159,405
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	24,897,490
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	6,779,765
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	10,130,715
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,751,317
Series 2018-CX12, Class A3 (original cost $4,682,658; purchased 06/27/22)(f)
3.959%	08/15/51	4,845	4,479,435
Series 2019-C15, Class A3
3.779%	03/15/52	4,500	4,002,903
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,139,638
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
6.431%(c)	05/15/35	11,903	11,844,885
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)
7.628%(c)	05/15/35	3,097	2,988,435
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,425	997,788
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	744,285
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,470	14,082,433
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,478,946
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	11,000	8,368,017
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
8.114%(c)	11/15/38	7,750	7,438,838
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.787%(cc)	09/25/24	1,421	6,679
Series K052, Class X1, IO
0.763%(cc)	11/25/25	59,402	644,751
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.473%(cc)	03/25/26	11,758	$332,651
Series K058, Class X1, IO
1.038%(cc)	08/25/26	191,147	4,076,969
Series K066, Class A2
3.117%	06/25/27	800	744,505
Series K097, Class X1, IO
1.220%(cc)	07/25/29	40,570	2,052,034
Series K098, Class X1, IO
1.267%(cc)	08/25/29	9,038	481,936
Series K101, Class X1, IO
0.947%(cc)	10/25/29	377	15,183
Series K115, Class X1, IO
1.427%(cc)	06/25/30	51,878	3,552,550
Series K121, Class X1, IO
1.118%(cc)	10/25/30	241	12,943
Series K122, Class X1, IO
0.970%(cc)	11/25/30	15,296	721,041
Series K131, Class X1, IO
0.830%(cc)	07/25/31	162,441	7,188,059
Series K736, Class X1, IO
1.410%(cc)	07/25/26	1,984	55,634
Series K741, Class X1, IO
0.653%(cc)	12/25/27	2,001	38,688
Series KG03, Class X1, IO
1.479%(cc)	06/25/30	31,127	2,096,292
Series Q001, Class XA, IO
2.109%(cc)	02/25/32	8,241	625,585
FIVE Mortgage Trust,
Series 2023-V01, Class XA, IO
1.042%(cc)	02/10/56	44,267	1,338,602
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,147,727	2,844,870
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,022,350	3,060,508
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.547%(c)	10/15/36	876	810,480
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	8,795	8,524,406
Series 2014-GC26, Class A4
3.364%	11/10/47	2,930	2,848,428
Series 2015-GC34, Class A3
3.244%	10/10/48	7,392	7,015,059
Series 2015-GC34, Class A4
3.506%	10/10/48	5,500	5,155,573
Series 2015-GS01, Class A2
3.470%	11/10/48	10,800	10,263,799
Series 2017-GS06, Class A2
3.164%	05/10/50	17,718	16,239,555
Series 2017-GS06, Class A3
3.433%	05/10/50	250	226,892

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	$15,474,553
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	13,866,318
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	5,687,808
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	9,542,128
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	758,784
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	301,780
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	2,264	2,234,591
Series 2014-C21, Class A5
3.775%	08/15/47	5,800	5,680,011
Series 2014-C22, Class A4
3.801%	09/15/47	3,000	2,919,740
Series 2015-C27, Class A4
3.179%	02/15/48	10,000	9,474,798
Series 2015-C30, Class A5
3.822%	07/15/48	12,312	11,587,079
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,688,074
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,677,231
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,297	1,204,202
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	3,715,369
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5
3.805%	07/15/47	12,931	12,744,875
Series 2016-JP02, Class A3
2.559%	08/15/49	1,219	1,122,450
Series 2016-JP02, Class XB, IO
1.250%(cc)	08/15/49	14,440	381,399
Series 2016-JP03, Class A4
2.627%	08/15/49	3,984	3,648,802
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	3,788,336
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	174,840
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	40,261	36,033,595
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	8,899,424
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
8.047%(c)	04/15/38	11,254	10,915,654
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.943%(c)	01/15/27	5,733	$5,387,619
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A4
3.600%	06/15/47	3,096	3,061,112
Series 2014-C16, Class A5
3.892%	06/15/47	55,295	54,437,657
Series 2015-C21, Class A3
3.077%	03/15/48	2,019	1,929,349
Series 2015-C23, Class A4
3.719%	07/15/50	22,875	21,857,326
Series 2016-C29, Class A3
3.058%	05/15/49	215	201,070
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,436,680
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48	10,755	10,120,142
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,529,999
Series 2016-UB12, Class A3
3.337%	12/15/49	1,335	1,223,042
Series 2016-UB12, Class A4
3.596%	12/15/49	3,348	3,068,463
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	22,790,225
Series 2017-H01, Class XB, IO
0.837%(cc)	06/15/50	175,741	3,533,659
Series 2017-HR02, Class A3
3.330%	12/15/50	7,308	6,598,660
Series 2019-H07, Class A3
3.005%	07/15/52	5,625	4,801,665
Series 2019-H07, Class A4
3.261%	07/15/52	161	138,451
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	1,305	1,089,630
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,134,102
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,282,504
Series 2021-L07, Class A4
2.322%	10/15/54	16,100	12,323,386
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.146%(c)	03/15/36	8,350	7,917,366
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)
8.197%(c)	01/15/36	625	475,000
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.395%(c)	10/15/36	17,478	16,677,577

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	$207,781
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.719%(c)	08/17/31	GBP	282	330,373
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.969%(c)	08/17/31	GBP	375	434,927
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	18,942	21,566,178
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.104%(cc)	06/15/50		13,000	383,825
Series 2017-C02, Class A3
3.225%	08/15/50		1,841	1,691,426
Series 2017-C04, Class A3
3.301%	10/15/50		17,678	16,063,676
Series 2017-C07, Class A4
3.679%	12/15/50		255	227,482
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,237,378
Series 2018-C08, Class A4
3.983%	02/15/51		463	421,367
Series 2018-C12, Class A4 (original cost $7,627,533; purchased 06/27/22)(f)
4.030%	08/15/51		7,918	7,264,313
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	7,964,872
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,605	1,587,723
Series 2015-LC20, Class A4
2.925%	04/15/50		11,927	11,372,019
Series 2015-NXS04, Class A3
3.452%	12/15/48		15,245	14,633,234
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	7,593,036
Series 2016-C35, Class A3
2.674%	07/15/48		3,979	3,676,213
Series 2016-C36, Class A3
2.807%	11/15/59		7,263	6,646,833
Series 2016-LC24, Class A3
2.684%	10/15/49		1,363	1,246,252
Series 2016-LC25, Class A4
3.640%	12/15/59		401	371,491
Series 2016-NXS06, Class A4
2.918%	11/15/49		25,000	22,831,667
Series 2017-C38, Class A4
3.190%	07/15/50		6,077	5,530,245
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,212,530
Series 2017-C41, Class A3
3.210%	11/15/50		10,244	9,171,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C42, Class A4
3.589%	12/15/50	510	$456,049
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,075,939
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,568,716
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	10,985,480
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,022,769
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,335,487
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,626,551
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
9.947%(c)	05/15/31	8,900	7,739,953

Total Commercial Mortgage-Backed Securities (cost $1,711,705,310)			1,668,166,283
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $89,928; purchased 03/21/23 - 04/03/23)(f)
7.000%	10/16/23(d)(oo)	610	32,348
(cost $89,928)
Corporate Bonds — 38.6%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,718,961
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,315,390
3.625%	02/01/31	32,710	28,197,206
3.825%	03/01/59(a)	1,540	983,165
3.850%	11/01/48	685	467,403
3.950%	08/01/59	2,455	1,610,513
5.150%	05/01/30	98	93,639
5.705%	05/01/40	3,792	3,496,953
5.930%	05/01/60	130	116,955
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
6.950%	01/17/28	455	454,695
Gtd. Notes, 144A
6.950%	01/17/28	860	859,424
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,015	944,922
			41,259,226

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	$5,547,169
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,460	5,455,750
3.222%	08/15/24	57	55,641
3.557%	08/15/27	1,208	1,104,269
4.742%	03/16/32	344	303,006
4.906%	04/02/30	260	238,447
6.343%	08/02/30	3,092	3,043,165
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,569,055
5.931%	02/02/29	14,280	14,014,151
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	35,075	33,642,990
5.375%	02/15/33	8,750	8,271,875
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	415	396,196
			73,641,714
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	330	302,759
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	224	218,646
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,107	1,075,205
4.750%	10/20/28	17,160	16,269,737
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	3,188	3,163,743
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,597,490
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	886	874,109
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,217	1,114,712
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	994	898,677
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	791	696,782
			40,211,860
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.7%
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	$2,319,246
5.150%	04/01/38	4,270	3,556,474
6.250%	10/02/43	21,525	19,227,391
6.600%	04/01/36	20	19,416
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	844,306
Sr. Unsec’d. Notes
2.900%	02/26/25	265	252,806
3.600%	06/21/30	7,485	6,265,369
4.300%	04/06/29	315	282,538
5.800%	06/23/28	18,580	18,139,031
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	113,039
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	5,585	4,293,824
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	01/12/33	6,060	5,725,633
			61,039,073
Banks — 12.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.339%(ff)	09/18/27	11,600	11,573,755
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	710,194
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	962,910
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	6,600	5,930,279
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	5,185	4,873,900
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	6,875	6,683,941
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	98,378
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	28,437,124
2.572%(ff)	10/20/32	200	153,553
2.592%(ff)	04/29/31	1,250	1,003,694
2.687%(ff)	04/22/32	4,790	3,755,844
5.288%(ff)	04/25/34	21,195	19,719,357
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	10,077,356
2.496%(ff)	02/13/31	10,558	8,464,359
2.676%(ff)	06/19/41	500	320,120

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.194%(ff)	07/23/30	2,435	$2,080,773
3.824%(ff)	01/20/28	2,725	2,529,126
4.078%(ff)	04/23/40(a)	14,560	11,496,339
4.083%(ff)	03/20/51	7,783	5,745,997
4.271%(ff)	07/23/29	1,152	1,061,179
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	32,039,850
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,019,843
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,786,012
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	11,025	8,527,127
2.894%(ff)	11/24/32	225	168,956
5.829%(ff)	05/09/27	15,520	15,250,914
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,055	1,922,012
Sub. Notes
4.836%	05/09/28	1,090	996,783
7.119%(ff)	06/27/34	30,205	29,034,408
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	4,855	4,345,541
1.675%(ff)	06/30/27	1,840	1,627,126
1.904%(ff)	09/30/28	5,100	4,314,521
2.159%(ff)	09/15/29	7,225	5,955,069
2.219%(ff)	06/09/26	2,685	2,503,173
2.871%(ff)	04/19/32	1,565	1,230,020
3.132%(ff)	01/20/33	2,835	2,226,589
3.375%	01/09/25	305	294,399
5.335%(ff)	06/12/29	3,105	3,014,261
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	4,527,964
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32	500	372,813
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	285	256,822
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,229,358
4.875%	04/01/26	365	349,753
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.684%(ff)	09/13/27	14,890	14,882,134
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	10,800,042
2.572%(ff)	06/03/31	25,355	20,211,152
2.666%(ff)	01/29/31	16,065	13,023,294
2.976%(ff)	11/05/30	6,450	5,387,137
3.057%(ff)	01/25/33	4,240	3,341,359
3.668%(ff)	07/24/28	675	618,728
3.700%	01/12/26	655	622,862
3.785%(ff)	03/17/33	2,210	1,840,567
3.887%(ff)	01/10/28	2,335	2,176,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.075%(ff)	04/23/29	42,831	$39,391,319
Sub. Notes
4.125%	07/25/28	15	13,632
4.600%	03/09/26	1,105	1,066,719
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29	15,290	15,284,844
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,361,355
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,601,515
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	2,246	1,957,099
3.961%(ff)	11/26/25	1,140	1,100,358
6.720%(ff)	01/18/29(a)	11,160	11,080,892
Sr. Unsec’d. Notes, SOFR + 1.219%
6.561%(c)	11/16/27	2,560	2,446,167
Sub. Notes
3.742%(ff)	01/07/33	6,345	4,547,678
7.079%(ff)	02/10/34	13,501	12,187,701
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23	800	798,088
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,717,172
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29	4,000	3,948,713
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,357,504
2.383%(ff)	07/21/32	50,770	38,648,519
2.600%	02/07/30	2,885	2,360,640
2.615%(ff)	04/22/32	4,370	3,410,976
2.650%(ff)	10/21/32	3,260	2,519,658
3.500%	04/01/25	435	418,633
3.750%	02/25/26	1,335	1,269,105
3.814%(ff)	04/23/29	74,490	67,644,587
3.850%	01/26/27	3,205	3,005,617
4.017%(ff)	10/31/38	14,830	11,676,535
4.223%(ff)	05/01/29	13,345	12,350,149
Sub. Notes
5.150%	05/22/45	2,552	2,188,248
6.750%	10/01/37	540	546,140
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	171,500
4.700%(ff)	03/09/31(oo)	341	256,176
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	436,930
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	17,175	16,815,718

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	$626,371
3.550%	04/09/24(a)	455	448,830
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	4,410	3,958,108
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,848,230
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	17,461,906
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)(a)	565	515,377
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	47,038,388
2.069%(ff)	06/01/29	8,300	6,990,812
2.525%(ff)	11/19/41	43,066	27,027,283
2.545%(ff)	11/08/32	1,806	1,397,539
2.580%(ff)	04/22/32	9,460	7,460,698
2.739%(ff)	10/15/30	214	178,905
2.950%	10/01/26	755	698,749
2.963%(ff)	01/25/33	450	358,893
3.509%(ff)	01/23/29	87	78,908
3.782%(ff)	02/01/28	1,715	1,596,180
3.960%(ff)	01/29/27	545	520,650
3.964%(ff)	11/15/48	3,780	2,754,327
4.005%(ff)	04/23/29	6,715	6,186,967
4.260%(ff)	02/22/48	3,550	2,764,933
4.565%(ff)	06/14/30	657	611,984
Sub. Notes
2.956%(ff)	05/13/31	112	92,191
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	1,295	1,203,282
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	206,814
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.667%(ff)	05/27/29	30,340	29,723,179
5.748%(ff)	07/06/34	21,040	20,077,279
5.754%(ff)	05/27/34(a)	14,170	13,609,229
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	16,550	16,667,242
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	4,892,775
2.699%(ff)	01/22/31	86,795	70,826,932
3.772%(ff)	01/24/29	1,220	1,111,812
3.875%	01/27/26	1,285	1,227,745
4.431%(ff)	01/23/30	7,195	6,644,664
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	7,175	5,310,924
2.511%(ff)	10/20/32	2,950	2,253,301
2.943%(ff)	01/21/33	5,675	4,460,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.125%	07/27/26(a)	2,760	$2,563,471
3.591%(cc)	07/22/28	695	633,348
5.250%(ff)	04/21/34	9,940	9,231,059
Sub. Notes, GMTN
4.350%	09/08/26(a)	3,820	3,642,376
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.808%(ff)	09/13/29	4,195	4,064,035
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,350	1,208,051
2.797%(ff)	01/19/28	5,880	5,219,009
2.889%(ff)	06/09/32	1,245	940,316
3.337%(ff)	01/21/33	6,695	5,166,371
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	16,080	15,877,722
6.447%(ff)	01/12/27(a)	3,200	3,195,924
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	409,494
2.696%	07/16/24	5,070	4,936,449
5.716%	09/14/28(a)	26,590	26,226,743
Sr. Unsec’d. Notes, MTN
5.808%	09/14/33	12,000	11,653,194
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	228	222,611
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	11,240	10,591,963
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	6,330,737
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34	3,905	3,678,557
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	338,670
Sr. Unsec’d. Notes
3.750%	03/26/25	840	808,332
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	6,854,100
3.091%(ff)	05/14/32	1,190	942,151
3.126%(ff)	08/13/30	2,615	2,195,972
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	555	507,909
3.127%(ff)	06/03/32	425	325,617
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	9,304,410
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	21,974,371
2.572%(ff)	02/11/31	28,043	22,669,445
2.879%(ff)	10/30/30	27,055	22,518,486
3.350%(ff)	03/02/33	3,235	2,611,900

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.897%(ff)	07/25/33	32,600	$29,511,772
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	112,407
			1,159,453,916
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,500	2,290,767
4.900%	02/01/46	20,679	17,938,098
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40	4,245	3,594,667
4.600%	04/15/48	1,190	1,006,792
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	251,475
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	789,611
4.900%	05/01/33	6,960	6,464,934
			32,336,344
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	18,943	18,103,046
5.600%	03/02/43	11,320	10,529,816
			28,632,862
Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	720,439
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	204,722
			925,161
Chemicals — 0.7%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	343,039
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	120,018
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,120	3,625,435
4.500%	01/31/30	665	538,816
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,189,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
6.900%	05/15/53	775	$812,650
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	831,753
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)	5,000	4,513,896
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,465,460
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,250,658
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	6,870,749
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,293	1,288,558
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	996,380
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	693	690,996
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	4,105	4,033,163
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28	10,275	9,911,851
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	476	374,564
4.500%	10/22/25	479	460,491
5.125%	06/23/51	419	276,385
5.625%	04/25/24	777	771,281
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,311	1,166,829
2.875%	05/11/31	1,242	962,289
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)	1,783	1,574,977
5.875%	03/27/24	9,380	9,246,429
6.500%	09/27/28(a)	1,030	917,493
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30	5,020	4,098,379
			65,331,633

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 1.2%
Brown University,
Bonds, Series A
2.924%	09/01/50		10,165	$6,512,576
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	100,996
4.700%	11/01/2111		220	171,115
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,329,521
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,380,871
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,644,496
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	11,615,101
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	11,924,983
3.800%	11/01/25		3,545	3,405,050
4.500%	02/15/45		625	499,522
4.900%	05/01/33		34,470	32,302,331
7.000%	10/15/37		2,200	2,378,285
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53		3,375	3,069,701
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	156,567
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,775	1,691,399
2.900%	05/15/30		266	217,385
2.900%	11/15/31		78	61,149
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		830	484,309
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,775	1,366,631
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		4,103	2,814,101
4.678%	07/01/2114		1,869	1,543,332
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		3,325	2,028,000
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		1,210	723,192
3.150%	07/15/46		1,030	719,976
3.300%	07/15/56		120	80,251
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50(a)		25,000	15,327,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	$63,664
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	57,688
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	44,031
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	752,467
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,208,907
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	469,419
2.402%	04/15/50	6,500	3,774,675
			113,919,635
Computers — 0.2%
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	1,860,682
4.375%	05/15/30	9,500	8,490,646
5.750%	03/15/33	3,550	3,395,201
			13,746,529
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	214,533
Diversified Financial Services — 0.4%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	555,850
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	183,956
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	1,690	1,660,218
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39	2,750	2,678,296
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	311,838
Sr. Unsec’d. Notes, SOFR Index + 1.050%
6.394%(c)	03/03/27	5,760	5,687,392
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)	3,830	3,669,929
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	9,020	6,850,744

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.500%	01/20/43		345	$334,913
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,273,335
2.710%	01/22/29(a)		7,920	6,629,913
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)		1,900	1,643,709
6.150%	12/06/28		200	199,564
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		680	668,163
3.950%	04/23/30		250	216,278
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,012,270
3.350%	05/16/31		400	324,428
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		132	125,464
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,969	4,426,026
				38,452,286
Electric — 1.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,067,699
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	84,822
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	752,997
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32		131	130,513
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	656,194
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	188,209
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		590	446,372
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,510	1,294,226
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29		4,000	3,580,000
Gtd. Notes, 144A
3.348%	02/09/31		2,663	2,077,140
3.875%	07/26/33		244	184,830
4.688%	05/15/29		7,063	6,321,385
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	$345,219
4.000%	03/01/48	775	586,916
4.350%	11/15/45	1,080	853,850
6.450%	01/15/38	715	740,617
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	731,222
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	373,977
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	2,917,932
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	5,831,813
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,275,182
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,231,732
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,386,465
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	480,371
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	269,501
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	1,958,411
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25	200	194,608
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,857	2,779,975
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	8,533,303
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48(a)	915	696,621
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	754,110
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	643,191
5.450%	07/15/44	130	113,644
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	6,430	6,221,145

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	$383,087
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,319,350
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,908,520
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	242,968
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32(a)	1,483	1,396,614
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	632,153
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,067,433
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	2,866,727
2.450%	12/02/27	2,625	2,226,196
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	821,865
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	472,560
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	910,566
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	130,297
3.300%	08/01/40	469	301,081
3.950%	12/01/47	2,590	1,654,009
4.250%	03/15/46	900	592,752
4.550%	07/01/30	11,630	10,265,830
4.750%	02/15/44	13,195	9,723,955
4.950%	07/01/50	3,780	2,821,960
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,500	1,498,646
4.125%	01/15/49	1,000	704,677
4.150%	02/15/50	5,810	4,091,346
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	2,120	1,532,053
First Ref. Mortgage
4.800%	10/15/43	910	762,060
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	2,927,735
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.150%	03/30/26		2,450	$2,404,289
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	692,164
4.875%	07/17/49		200	147,312
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	1,913,485
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	4,947,450
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	277,591
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,046,831
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,077,358
4.000%	04/01/47		6,075	4,398,603
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	296,326
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	5,791,583
				139,951,624
Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
4.750%	03/30/26		4,485	4,402,166
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	6,558,599
				10,960,765
Energy-Alternate Sources — 0.0%
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28		265	232,742
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	412,230
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,665	2,412,145
4.250%	10/31/26		2,251	2,113,734
5.500%	10/31/46		1,883	1,431,080
5.500%	07/31/47		20,583	15,656,253
				22,025,442
Entertainment — 0.1%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31		307	241,023

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	8,984	$6,949,455
5.141%	03/15/52	6,810	5,052,424
			12,242,902
Foods — 0.4%
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	135,000
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)	4,120	3,331,315
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
3.000%	05/15/32	3,485	2,621,525
3.625%	01/15/32	225	179,062
5.125%	02/01/28(a)	2,700	2,568,523
5.750%	04/01/33	100	91,308
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	7,290	5,654,495
4.625%	10/01/39	920	775,538
5.000%	06/04/42	2,032	1,758,964
5.200%	07/15/45	2,677	2,329,126
6.500%	02/09/40	2,950	2,978,827
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	622,932
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	2,922,258
4.250%	04/15/31	8,245	6,884,532
6.250%	07/01/33	6,570	6,181,514
Gtd. Notes, 144A
5.875%	09/30/27(a)	2,425	2,462,038
			41,496,957
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29	5,000	4,389,550
4.500%	08/01/24	225	220,208
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,253,206
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,347,272
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)	6,020	4,958,975
			12,169,211
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	$576,549
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	386,921
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	126,586
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	155,959
5.250%	03/30/28		2,685	2,631,519
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,841,542
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	1,176,231
				6,895,307
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		5,930	5,853,984
6.050%	04/15/28		74	71,947
				5,925,931
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	164,761
2.750%	09/23/26		200	183,878
5.375%	12/06/32		200	193,360
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		5,675	4,743,257
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	666,472
2.250%	03/07/39	EUR	339	271,720
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	422,966
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	937,666
1.875%	10/01/49	EUR	885	548,205
				8,132,285
Healthcare-Services — 1.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	824,070

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	105	$71,111
4.272%	08/15/48	1,320	1,050,039
Unsec’d. Notes, Series 2020
2.211%	06/15/30(a)	1,455	1,175,866
3.008%	06/15/50	2,445	1,513,161
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,043	826,641
6.750%	12/15/37	2,170	2,256,046
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	315	242,806
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	745	634,550
3.106%	11/15/39	2,480	1,788,266
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,035,784
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	1,190	926,786
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	336,464
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	8,230	7,970,026
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	11,677	10,381,922
5.950%	12/15/34	5,100	5,060,444
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41(a)	4,200	2,719,659
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	84,072
4.375%	03/15/42	447	341,128
4.500%	02/15/27	10,265	9,788,984
5.000%	03/15/24	3,380	3,362,040
5.250%	06/15/49	1,710	1,402,642
5.375%	02/01/25	1,405	1,390,515
5.625%	09/01/28	42	40,924
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,058,463
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	837,439
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,001,235
Gtd. Notes, Series 2019
3.266%	11/01/49	80	53,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	$645,268
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,201,183
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,361,396
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,745,662
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	1,933,062
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	509,729
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	624,299
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,315,277
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,043,980
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	159,615
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,498,386
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	118,797
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,258,990
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,741,751
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	836,458
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33	19,125	18,375,344
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,203,787
3.500%	03/30/25	1,650	1,591,744
5.750%	01/30/40	1,126	1,022,447
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	6,644	6,372,445
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	355	285,074

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, Series 2019
3.372%	11/15/51		235	$156,903
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28		166	130,415
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		740	522,041
4.625%	11/15/41		2,575	2,223,635
5.200%	04/15/63(h)		38,760	34,575,219
UPMC,
Sec’d. Notes
5.377%	05/15/43		2,870	2,634,184
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		315	256,928
				165,518,144
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.,
Sr. Unsec’d. Notes
2.300%	12/15/31		1,950	1,554,509
Insurance — 0.6%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29		212	191,986
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	792,625
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		1,185	1,013,814
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	382,937
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32		184	154,483
4.350%	04/05/42		27	20,303
4.400%	04/05/52		78	56,950
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	1,829,255
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	14,174,664
4.850%	04/17/28		2,983	2,818,834
5.625%	08/16/32(a)		2,062	1,906,011
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	1,410	1,468,466
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	24,772,419
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	$703,771
7.000%	06/15/40		1,625	1,621,632
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	932,133
5.000%	03/30/43		250	198,568
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	377,411
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	63,586
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	508,689
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,454,591
6.850%	12/16/39		84	88,160
				56,531,288
Internet — 0.1%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		1,840	1,714,089
Sr. Unsec’d. Notes
4.193%	01/19/32		200	159,258
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	160,946
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	2,600	2,280,181
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	8,225	7,147,786
				11,462,260
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	114,129
3.450%	04/15/30		805	697,889
				812,018
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,663,245
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.750%	01/30/27		3,765	3,742,860
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		2,150	2,049,250
5.450%	09/15/26		7,660	7,589,254

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	$1,480,462
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	173	141,503
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	4,625	3,480,914
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.375%	08/08/25	689	666,518
5.650%	08/08/28(a)	2,204	2,067,627
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28(a)	1,068	921,150
			23,802,783
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,391,378
5.500%	01/12/29	9,205	9,045,260
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	80,018
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,076,600
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,080,293
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,264,102
			26,937,651
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	435,522
3.900%	06/01/52	24,435	14,607,380
4.800%	03/01/50	300	208,939
5.050%	03/30/29	7,445	6,956,362
5.375%	04/01/38	2,955	2,413,877
5.375%	05/01/47	1,805	1,377,012
6.384%	10/23/35	6,090	5,669,986
6.484%	10/23/45	5,888	5,135,424
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	3,897,955
3.950%	10/15/25	670	650,020
5.500%	05/15/64	19,010	17,232,197
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	20,090	19,732,158
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,287,301
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.150%	08/15/24	845	$823,178
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,044	1,223,851
4.650%	05/15/50	115	80,165
5.300%	05/15/49	14,345	10,962,740
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45(a)	12,660	8,070,903
			102,764,970
Mining — 0.6%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	355,255
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	4,731,866
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	262	219,069
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	2,954,456
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	878,249
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	33,940	32,629,434
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	17,476	13,928,751
2.600%	07/15/32	2,000	1,565,443
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	3,613,929
			60,876,452
Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	10,512,462
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	4,333,018
			14,845,480
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	693,865
Oil & Gas — 3.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	13,133,438
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	4,506	4,028,233

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.750%	01/15/30	10,000	$8,603,220
5.600%	06/13/28	7,125	6,947,176
BP Capital Markets America, Inc.,
Gtd. Notes
4.812%	02/13/33	4,600	4,308,163
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	11,465	10,906,081
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	2,875,882
6.450%	06/30/33	2,760	2,751,570
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	236,291
5.250%	06/15/37	5,941	5,250,750
5.400%	06/15/47	693	594,115
6.750%	11/15/39	542	540,839
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,187,219
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	142,665
4.300%	11/15/44	580	468,383
5.050%	09/15/33	28,369	27,157,544
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	745	660,083
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	4,475	3,947,879
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	24,700,687
6.250%	03/15/33	21,561	21,586,190
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,498,741
8.625%	01/19/29	11,055	11,067,161
8.875%	01/13/33	6,400	6,235,040
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27	278	251,423
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	3,699	3,434,041
5.375%	03/30/28	7,860	7,048,219
5.875%	03/30/31	140	121,213
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	118	109,192
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	3,970	3,678,713
3.625%	05/15/31	77	64,884
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	$223,501
7.150%	11/15/25		3,780	3,865,608
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,202,254
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	299,192
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	187,164
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	1,038,294
6.500%	06/30/27		1,139	1,078,963
6.750%	06/30/30		420	386,219
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	15,562,577
4.750%	09/15/44		136	107,574
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		764	807,926
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	192,950
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	3,660	3,920,990
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	1,515	1,777,933
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	4,670	4,415,034
4.500%	01/23/26		1,088	967,809
4.750%	02/26/29	EUR	6,423	5,126,584
5.950%	01/28/31(a)		5,126	3,649,712
6.350%	02/12/48		1,767	1,008,763
6.490%	01/23/27(a)		2,123	1,873,548
6.500%	03/13/27		8,317	7,293,302
6.500%	01/23/29(a)		2,335	1,889,225
6.625%	06/15/35		134	89,397
6.700%	02/16/32(a)		3,400	2,517,700
6.840%	01/23/30		5,728	4,462,828
6.875%	10/16/25(a)		131	125,140
7.690%	01/23/50		586	374,536
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	875	910,635
4.875%	02/21/28	EUR	8,395	7,106,171
Gtd. Notes, MTN
6.750%	09/21/47		806	472,014
8.750%	06/02/29(a)		195	172,008
Sr. Unsec’d. Notes, 144A
10.000%	02/07/33		480	426,240

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25	985	$954,594
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	1,324,745
2.150%	01/15/31	6,545	5,163,258
5.100%	03/29/26	7,225	7,131,892
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	165,102
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	19,302	15,459,771
6.875%	09/19/33	8,210	8,011,999
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24(a)	814	808,204
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	654,921
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	181,757
6.500%	06/15/38	1,108	1,094,359
6.800%	05/15/38	1,385	1,405,260
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	955,476
			296,378,164
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,150,046
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	6,297	5,874,675
			7,024,721
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	9,455	9,128,582
Pharmaceuticals — 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,195,690
4.050%	11/21/39	25,675	20,961,479
4.250%	11/21/49	3,995	3,164,127
4.500%	05/14/35	6,630	5,986,358
4.550%	03/15/35	3,945	3,588,395
4.700%	05/14/45	1,745	1,489,272
4.850%	06/15/44	165	143,027
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,875	$1,805,219
4.375%	12/15/28	20,000	18,570,300
4.625%	06/25/38	625	511,256
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	550,442
4.625%	05/15/44	675	577,228
Cencora, Inc.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	453,926
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	1,080	1,005,472
4.375%	10/15/28	1,150	1,086,607
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,489,329
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	23,770	15,046,975
3.250%	08/15/29	16,049	14,038,608
5.125%	02/21/30	2,210	2,122,438
5.875%	06/01/53	930	860,896
McKesson Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/28	9,685	9,452,903
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,704,940
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	521,831
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	7,345	5,393,798
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	26,215	17,055,401
4.000%	06/22/50	4,095	2,472,929
			131,248,846
Pipelines — 2.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,161,162
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,475,101
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,023,708
5.600%	04/01/44	1,900	1,667,105
5.625%	07/15/27	7,900	7,791,926

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	$127,151
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	111,654
5.700%	03/08/33	15,000	14,359,384
Sub. Notes
8.500%(ff)	01/15/84	15,065	15,099,094
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,801,704
5.000%	05/15/50	6,995	5,481,513
5.300%	04/15/47	270	218,719
5.400%	10/01/47	5,353	4,402,575
5.550%	02/15/28	64	62,902
5.750%	02/15/33	197	189,537
5.875%	01/15/24	1,025	1,024,461
6.000%	06/15/48	6,575	5,834,664
6.100%	02/15/42	2,565	2,324,758
6.125%	12/15/45	210	187,531
6.250%	04/15/49	2,640	2,422,197
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	1,720,613
5.350%	01/31/33	13,660	13,366,330
5.950%	02/01/41	540	530,901
6.125%	10/15/39	790	787,988
Gtd. Notes, 3 Month SOFR + 3.039%
8.449%(c)	06/01/67	12,000	11,116,832
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38(a)	2,093	2,016,346
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,060,290
2.550%	07/01/30	3,725	2,991,385
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	619,222
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	418,737
5.400%	09/01/44	186	156,505
5.500%	03/01/44	3,798	3,232,882
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	1,868,834
5.050%	02/15/46	5,840	4,671,673
5.550%	06/01/45	540	464,066
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,794,026
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	691,206
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.700%	04/15/48	1,145	$867,726
4.875%	06/01/25	1,785	1,750,141
4.950%	03/14/52	6,999	5,447,686
5.200%	03/01/47	6,580	5,360,943
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,810,379
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	3,995,610
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	837,002
3.400%	09/01/29	1,720	1,491,545
4.450%	09/01/49	3,563	2,558,113
4.500%	03/15/50	900	651,840
4.950%	07/13/47	2,110	1,663,618
5.200%	07/15/48	6,325	5,172,740
6.050%	09/01/33	18,190	17,876,254
6.350%	01/15/31	2,370	2,380,064
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	35,186
3.800%	09/15/30	308	264,218
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	198,788
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	258,424
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	57	48,471
4.950%	04/15/52	1,443	1,109,477
6.125%	03/15/33(a)	11,820	11,595,591
6.500%	02/15/53	6,051	5,775,927
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,151,599
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	9,736	8,491,390
4.500%	03/01/28	16,590	15,414,848
4.750%	08/15/28	3,000	2,804,710
6.150%	04/01/33	8,120	7,837,086
6.350%	01/15/29	8,385	8,410,755
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,101,299
3.500%	10/15/51	2,050	1,306,466
4.000%	09/15/25	2,190	2,109,463
4.300%	03/04/24	2,275	2,257,905
4.900%	01/15/45	2,882	2,309,942
5.100%	09/15/45	575	481,017
5.300%	08/15/52	2,635	2,241,927
5.400%	03/04/44	2,840	2,451,850
5.650%	03/15/33	7,555	7,304,373

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	$8,290,176
			273,389,231
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,205,504
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	2,815	2,135,064
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,520,737
3.950%	03/15/29	8,148	7,364,611
5.800%	11/15/28	9,495	9,421,235
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,466,721
2.500%	08/16/31	5,150	3,889,258
4.050%	07/01/30	13,512	11,798,873
4.125%	05/15/29	3,500	3,116,095
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,348,806
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	10,976,851
2.900%	12/01/33	1,545	1,081,328
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	11,752,391
5.000%	01/11/28	24,515	23,642,608
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	424,519
5.250%	06/01/25	3,715	3,639,672
5.375%	04/15/26	12,160	11,796,448
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	2,955	2,396,791
5.250%	12/15/32	26,330	24,452,501
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,060,850
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,392,240
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	739,598
2.300%	11/15/28	4,800	4,017,696
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,007,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.600%	02/01/33	2,000	$1,776,007
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	13,130	11,352,381
3.250%	01/15/31	3,100	2,602,303
3.400%	01/15/28	8,390	7,616,181
4.700%	12/15/28	7,670	7,306,002
4.850%	03/15/30	5,205	4,902,943
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	3,700	2,815,000
3.400%	01/15/30	15,603	13,031,734
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,322,432
2.700%	07/15/31	29,515	22,682,371
4.200%	04/15/32	5,125	4,369,071
5.700%	01/15/33	1,860	1,755,195
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	521,994
4.125%	08/15/30	20	16,940
4.250%	12/01/26	305	284,129
4.500%	09/01/26	3,406	3,208,342
4.625%	06/15/25(a)	651	629,132
4.625%	12/01/29	375	332,514
5.625%	05/01/24	2,815	2,801,313
5.750%	02/01/27	65	62,955
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	20,195	16,121,194
3.100%	01/15/30	3,400	2,877,503
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	9,477,822
			269,308,131
Retail — 0.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	5,500	5,063,773
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31(a)	2,435	1,797,066
4.750%	06/01/30	805	725,542
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	397,605
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,706,733
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	191,382

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.150%	07/01/33	14,750	$14,019,785
			24,901,886
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	187	165,661
Gtd. Notes, 144A
3.500%	02/15/41	16,350	11,322,527
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,512,245
3.187%	11/15/36	12,390	8,885,643
3.419%	04/15/33	5,000	3,984,839
3.469%	04/15/34	163	127,836
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	7,970	7,897,339
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	3,545	2,759,889
3.400%	05/01/30	500	427,962
			37,083,941
Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	2,945,378
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	14,612,453
5.450%	03/02/28	5,380	5,328,050
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	9,743
2.921%	03/17/52	29	19,027
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	17,580	11,362,098
3.950%	03/25/51	2,050	1,404,948
5.550%	02/06/53	3,945	3,457,587
6.150%	11/09/29	73	74,109
			39,213,393
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	477,112
3.500%	06/01/41	14,600	10,143,514
3.500%	09/15/53	9,478	5,856,034
3.550%	09/15/55	2,264	1,387,769
3.650%	09/15/59	23,320	14,172,266
4.500%	05/15/35	620	528,253
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $507,913; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25(d)	1,294	$271,749
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,010,031; purchased 06/27/22)(f)
8.000%	12/31/26(d)	2,900	174,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $5,468,034; purchased 06/27/22 - 12/15/22)(f)
13.000%	12/31/25(d)	6,292	4,357,190
Sr. Sec’d. Notes, 144A (original cost $1,836,020; purchased 06/27/22)(f)
8.750%	05/25/24	1,540	1,381,010
8.750%	05/25/24	430	383,031
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23(d)	6,600	165,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	3,720	3,481,696
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	10/06/28	7,850	7,865,935
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	377	292,137
4.550%	03/15/52	377	272,471
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	78,295
2.250%	11/15/31	3,150	2,397,901
2.550%	02/15/31	52,681	41,934,799
2.625%	02/15/29	650	550,734
2.875%	02/15/31	491	398,344
3.000%	02/15/41	910	602,727
3.875%	04/15/30	2,490	2,204,080
4.375%	04/15/40	16	12,850
4.750%	02/01/28	60	57,527
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	107,619
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28(a)	22,116	19,005,163
2.355%	03/15/32	6,475	4,935,824
2.650%	11/20/40	8,155	5,129,192
3.400%	03/22/41	22,445	15,826,938
			144,451,160
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,432,349
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	3,680	3,056,939

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	90	$86,033
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	168	147,734
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71	845	565,406
			6,288,461
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	20,325,523

Total Corporate Bonds (cost $3,865,322,976)			3,656,944,901
Floating Rate and Other Loans — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24	995	893,374
(cost $935,320)
Municipal Bonds — 0.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	709,968
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	747,639
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,569,861
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,300	4,549,568
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,165	1,169,069
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,145	4,206,441
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	234,949
7.550%	04/01/39	165	193,307
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	295,269
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	713,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	$301,292
			16,233,580
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	979,961
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	469,069
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	22,183
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	306,999
			329,182
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,706	1,781,387
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	344,425
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	585	632,492
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	63,412
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	446,052
			1,486,381
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	749,760
Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,550,034
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,400,717
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	799,156

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
4.454%	04/01/2122	4,350	$3,322,154
			10,072,061
Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	136,085
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,391,141
			3,527,226
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	185,798
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,539,257
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	643,728
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	787,204
			4,155,987
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,535,671
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	683,450
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	405	408,135
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,006,369
5.770%	03/15/39	1,950	1,956,122
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,062,523
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	780,167
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	323,718
			11,756,155
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,324,543
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	$1,810,650
			3,135,193
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	119,292
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,279,179
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,677,523
			4,075,994
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,373,909
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	158,094
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	879,592
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	546,210
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	687,773
			2,271,669
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	187,335
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,705,544
			2,892,879
Washington — 0.1%
Washington State Housing Finance Commission,
Revenue Bonds, Series 2023-01, Class X
1.448%(cc)	04/20/37	54,690	5,952,950

Total Municipal Bonds (cost $80,953,137)			72,700,950
Residential Mortgage-Backed Securities — 2.8%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.083%(cc)	10/20/46	20	15,925
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.016%(cc)	08/25/35	77	68,803

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd.,
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.934%(c)	10/25/29	159	$159,241
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	164	165,593
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
9.034%(c)	06/25/30	5,442	5,475,882
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.815%(c)	06/25/31	411	409,695
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.715%(c)	09/25/31	950	946,604
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.465%(c)	01/26/32	2,420	2,415,991
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.015%(c)	01/26/32	5,870	5,924,704
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.163%(cc)	09/25/47	429	375,818
Series 2022-A, Class A1, 144A
6.170%	09/25/62	735	728,600
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)
9.779%(c)	04/25/31	1,800	1,907,915
Series 2018-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.514% (Cap N/A, Floor 0.000%)
7.829%(c)	04/25/31	21	20,999
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)
7.579%(c)	09/25/31	11	11,257
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)
7.529%(c)	10/25/39	15	14,678
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)
7.479%(c)	01/25/40	1,009	1,012,569
Series 2020-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.114% (Cap N/A, Floor 0.000%)
7.429%(c)	01/25/40	314	314,421
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.415%(c)	10/25/41	5,740	5,747,149
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.865%(c)	10/25/41	1,630	1,626,919
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	3,970	3,989,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.215%(c)	12/25/41	2,900	$2,845,625
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.565%(c)	03/25/42	3,275	3,600,525
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	730	776,756
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.415%(c)	03/25/42	1,265	1,283,191
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)
10.915%(c)	07/25/42	4,024	4,347,565
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)
8.915%(c)	07/25/42	1,000	1,028,750
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	12/25/42	268	272,750
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.615%(c)	01/25/43	2,249	2,278,413
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.015%(c)	07/25/43	500	502,653
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	05/25/35	252	197,749
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	1,299	1,275,606
Series 2022-JR01, Class A1, 144A
4.267%	10/25/66	2,899	2,810,581
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
7.129%(c)	11/25/28	2,313	2,314,322
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.015%(c)	10/25/33	3,432	3,448,259
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.865%(c)	04/25/34	1,632	1,632,160
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.765%(c)	04/25/34	500	504,949
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.315%(c)	09/26/33	3,000	3,000,000
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.615%(c)	11/25/41	160	158,800

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	1,620	$1,593,699
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	27	25,581
Series 2010-43, Class AH
3.250%	05/25/40	2	2,154
Series 2012-134, Class IL, IO
3.500%	12/25/32	269	30,043
Series 2014-10, Class KM
3.500%	09/25/43	8	7,050
Series 2014-35, Class CA
3.500%	06/25/44	4	4,170
Series 2017-33, Class LB
3.000%	05/25/39	9	8,449
Series 2018-16, Class MB
3.500%	07/25/46	843	785,687
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.729%(c)	10/25/27	208	210,515
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.315%(c)	11/25/50	1,965	2,079,271
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.715%(c)	08/25/33	2,100	2,152,578
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)
7.729%(c)	01/25/50	1,747	1,754,652
Series 2020-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.814% (Cap N/A, Floor 0.000%)
7.129%(c)	01/25/50	479	478,722
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)
7.929%(c)	02/25/50	2,000	2,004,997
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)
7.279%(c)	02/25/50	2,849	2,852,254
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.429%(c)	08/25/50	2,054	2,290,781
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.115%(c)	10/25/50	2,165	2,354,320
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	174	175,847
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	12/25/50	200	196,626
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)
8.529%(c)	03/25/50	28	28,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	1,156	$1,247,348
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.965%(c)	01/25/51	4,525	4,434,414
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.115%(c)	01/25/51	1,174	1,169,250
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.815%(c)	10/25/33	5,506	5,685,455
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	744	743,763
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.715%(c)	10/25/41	4,790	4,843,546
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.815%(c)	10/25/41	400	394,252
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.115%(c)	11/25/41	400	390,624
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	5,584	5,511,254
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33	1,000	986,257
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
7.365%(c)	12/25/33	15,245	14,806,706
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.665%(c)	09/25/41	1,910	1,907,656
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41	4,320	4,234,205
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41	4,900	4,734,625
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.165%(c)	01/25/42	17,211	16,974,474
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	02/25/42	9,900	9,949,792
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	3,100	3,166,555
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.665%(c)	05/25/42	1,300	1,347,399

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
9.015%(c)	09/25/42	4,500	$4,715,145
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 30 Day Average SOFR + 2.064% (Cap N/A, Floor 0.000%)
7.379%(c)	10/25/49	9	8,897
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.974%(cc)	03/25/35	140	83,236
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	116	113,899
Series 4289, Class WZ
3.000%	01/15/44	697	602,799
Series 4533, Class GA
3.000%	06/15/28	11	10,453
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	3,019
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
5.364%(cc)	10/25/33	44	40,856
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.574%(c)	10/26/36	832	826,552
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
5.982%(c)	03/19/35	756	733,045
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29	518	517,536
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.915%(c)	01/25/34	935	934,995
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	01/25/34	2,685	2,707,732
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.016%(c)	03/25/54	9,395	9,395,000
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%(cc)	09/25/59	10,405	10,279,917
Series 2020-GS01, Class A1, 144A
5.882%(cc)	10/25/59	122	121,412
Series 2020-GS05, Class A1, 144A
6.250%(cc)	06/25/60	747	739,202
Series 2020-SL01, Class A, 144A
5.734%(cc)	01/25/60	696	694,570
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	01/25/48		157	$152,192
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.365%(c)	10/25/33		599	600,190
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.215%(c)	04/25/34		6,000	6,059,243
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.084%(c)	06/25/57		1,908	1,808,472
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)
8.332%(c)	02/27/24		19,340	19,244,045
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.284%(c)	02/25/25		6,722	6,726,933
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
8.084%(c)	08/25/25		2,422	2,421,516
Radnor Re Ltd.,
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.015%(c)	12/27/33		4,365	4,365,166
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.165%(c)	11/25/31		2,061	2,061,321
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.015%(c)	11/25/31		5,500	5,634,761
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
5.000%(c)	07/30/75	EUR	895	933,861
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,299
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		8	7,230
Series 2019-03, Class MA
3.500%	10/25/58		7	6,730
Series 2019-03, Class MV
3.500%	10/25/58		8	7,379
Series 2019-04, Class MA
3.000%	02/25/59		10	8,621
Series 2019-04, Class MV
3.000%	02/25/59		9	7,224

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-01, Class MTU
3.250%	11/25/61		47	$38,832
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	4,655	4,895,775
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.490%(cc)	12/25/34		1,007	920,221
Series 2005-01, Class 2A
6.156%(cc)	02/25/35		682	640,032
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	10/25/59		554	553,201
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,586,166
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		7,944	7,342,823
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
6.274%(c)	06/25/44		625	565,103
Series 2007-HY01, Class 3A3
3.705%(cc)	02/25/37		1,769	1,457,789
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.396%(c)	04/25/47		1,780	1,466,916

Total Residential Mortgage-Backed Securities (cost $259,555,379)				269,216,152
Sovereign Bonds — 1.4%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	293,964
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	432,122
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	444,463
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	1,955,363
3.375%	08/20/50		1,303	810,362
5.000%	07/15/32		200	185,354
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,413	5,250,829
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,605	885,707
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	227,098
7.375%	09/18/37		800	736,240
8.000%	04/20/33		200	197,594
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	$524,005
4.875%	09/23/32		600	487,014
5.875%	01/30/60		550	392,100
6.400%	06/05/49		250	197,185
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,314,126
5.300%	01/21/41		173	126,937
5.500%	02/22/29		13,629	12,463,039
5.950%	01/25/27		412	398,173
6.000%	07/19/28		2,579	2,448,915
6.000%	02/22/33		519	457,197
7.050%	02/03/31		151	145,650
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	287,653
5.500%	01/18/33		400	381,940
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,260,414
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	245,434
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,412,203
1.100%	03/12/33	EUR	340	258,552
1.450%	09/18/26	EUR	2,679	2,591,111
1.750%	04/24/25	EUR	765	775,037
3.375%	07/30/25	EUR	4,161	4,315,896
3.500%	01/11/28		290	267,798
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,238,619
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	11,643,020
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	957	834,280
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	74,202
2.659%	05/24/31		2,145	1,693,242
3.500%	02/12/34		256	199,941
4.280%	08/14/41		500	368,490
4.500%	01/31/50(a)		621	446,884
4.600%	02/10/48		514	373,452
4.875%	05/19/33(a)		2,664	2,384,387
5.400%	02/09/28		200	196,940
6.350%	02/09/35		200	195,278
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	819,420
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,244,552
Sr. Unsub. Notes
2.252%	09/29/32		624	450,072

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		115	$106,613
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,200,980
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	171,183
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		29,135	27,641,482
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	231,157
Sr. Unsec’d. Notes
3.000%	02/14/31		496	397,926
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	91,459
5.250%	11/25/27		154	149,543
6.625%	02/17/28		194	196,320
7.125%	01/17/33		218	222,748
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	41,788
2.375%	04/19/27	EUR	1,105	1,065,221
3.500%	04/03/34	EUR	345	280,694
3.875%	10/29/35	EUR	1,136	931,632
5.000%	09/27/26	EUR	6,800	7,184,255
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	87,774
3.875%	10/29/35	EUR	1,269	1,040,705
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	58,811
2.750%	04/14/41	EUR	45	27,866
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	72,900
6.000%	05/25/34		140	131,412
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	744,416
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,430	1,970,642
3.125%	05/15/27	EUR	14,875	14,182,242
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,720	1,182,315
2.125%	12/01/30		774	568,077
6.250%	05/26/28		2,710	2,653,632
6.500%	09/26/33		200	190,038
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/35(d)		200	52,300
7.375%	09/25/34(d)		400	104,600
7.750%	09/01/24(d)		1,015	342,562
7.750%(cc)	08/01/41(d)		443	202,673
8.994%	02/01/26(d)		1,325	419,362
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,567,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
6.876%	05/21/31(d)	200	$52,000
7.253%	03/15/35(d)	929	242,933
7.750%	09/01/24(d)	4,640	1,566,000
8.994%	02/01/26(d)	3,416	1,081,164
9.750%	11/01/30(d)	2,064	608,880

Total Sovereign Bonds (cost $139,500,362)			133,396,302
U.S. Government Agency Obligations — 24.9%
Federal Home Loan Bank
3.500%	06/11/32	190	167,927
Federal Home Loan Mortgage Corp.
1.500%	05/01/51	2,311	1,662,458
2.000%	02/01/42	133	106,334
2.000%	12/01/50	9,376	7,168,189
2.000%	02/01/51	2,791	2,133,191
2.000%	03/01/51	42,897	32,772,754
2.000%	05/01/51	7,819	5,972,668
2.000%	07/01/51	24,900	19,016,282
2.000%	02/01/52	28	21,420
2.000%	02/01/52	59	45,082
2.000%	02/01/52	69	52,648
2.000%	03/01/52	392	298,503
2.500%	08/01/40	55	45,651
2.500%	12/01/50	95	75,925
2.500%	02/01/51	6,701	5,335,165
2.500%	03/01/51	62,339	49,863,231
2.500%	04/01/51	14,288	11,418,390
2.500%	04/01/51	29,423	23,512,825
2.500%	05/01/51	1,158	930,314
2.500%	07/01/51	3,571	2,844,543
2.500%	10/01/51	64	51,718
2.500%	12/01/51	110	88,077
2.500%	12/01/51	165	130,714
2.500%	12/01/51	11,038	8,763,489
2.500%	03/01/52	54	42,946
3.000%	11/01/42	74	63,496
3.000%	09/01/46	1,233	1,043,553
3.000%	11/01/46	173	146,032
3.000%	12/01/46	58	48,887
3.000%	02/01/50	24	20,504
3.000%	06/01/50	28	23,095
3.000%	01/01/52	93	76,653
3.000%	01/01/52	900	747,889
3.000%	02/01/52	33,114	27,427,096
3.000%	03/01/52	25,095	20,745,779
3.000%	04/01/52	18,970	15,703,760
3.500%	04/01/32	41	39,009
3.500%	08/01/32	74	68,747
3.500%	07/01/42	19	16,550
3.500%	09/01/42	115	101,876
3.500%	02/01/44	375	332,292
3.500%	07/01/46	244	215,920
3.500%	08/01/46	75	66,032
3.500%	05/01/47	74	65,187
3.500%	05/01/49	6	5,557
3.500%	04/01/50	3,470	3,026,158

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/52	6,621	$5,697,232
3.500%	03/01/52	6,740	5,799,173
3.500%	04/01/52	13,488	11,604,449
3.500%	05/01/52	30	26,056
3.500%	05/01/52	16,561	14,247,930
4.000%	01/01/40	158	145,168
4.000%	09/01/40	585	536,741
4.000%	11/01/40	452	414,859
4.000%	12/01/40	319	292,863
4.000%	08/01/44	67	61,315
4.000%	07/01/48	616	558,415
4.000%	04/01/52	7,205	6,418,048
4.000%	05/01/52	23,948	21,332,590
4.000%	10/01/52	51,404	45,788,090
4.500%	12/01/40	190	179,186
4.500%	07/01/41	334	315,984
4.500%	03/01/42	308	291,294
4.500%	06/01/44	232	218,269
4.500%	08/01/46	38	35,629
4.500%	05/01/52	9,584	8,804,676
4.500%	06/01/52	2,830	2,599,346
4.500%	07/01/52	23,485	21,574,670
4.500%	08/01/52	12,679	11,647,393
4.500%	10/01/52	35,970	33,039,814
4.500%	12/01/52	72	66,087
5.000%	06/01/52	24,472	23,112,811
5.000%	07/01/52	15,321	14,463,604
5.000%	08/01/52	115	108,936
5.000%	09/01/52	72,474	68,427,201
5.000%	10/01/52	31,108	29,370,993
5.000%	11/01/52	6,405	6,047,830
5.500%	08/01/52	4,952	4,792,852
5.500%	09/01/52	5,593	5,412,181
5.500%	11/01/52	36,719	35,521,329
6.000%	08/01/52	1,388	1,370,181
6.000%	09/01/52	7,594	7,505,760
6.000%	01/01/53	517	511,246
6.250%	07/15/32	545	602,500
6.500%	01/01/53	2,722	2,739,011
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	533,260
Federal National Mortgage Assoc.
1.500%	09/01/41	65	50,180
1.500%	02/01/42	23	17,519
1.500%	12/01/50	42,590	30,644,115
1.500%	01/01/51	3,592	2,584,266
1.500%	02/01/51	97,016	69,969,401
1.500%	03/01/51	16,889	12,154,589
1.500%	06/01/51	9,207	6,633,151
2.000%	06/01/37	212	181,889
2.000%	07/01/37	72	62,357
2.000%	08/01/37	464	398,145
2.000%	02/01/42	243	193,821
2.000%	03/01/42	132	105,349
2.000%	04/01/42	221	176,489
2.000%	11/01/50	11,805	9,040,166
2.000%	12/01/50	19	14,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/50	13,850	$10,602,882
2.000%	01/01/51	13	9,725
2.000%	01/01/51	13,315	10,187,163
2.000%	02/01/51	21	16,080
2.000%	03/01/51	59,805	45,707,282
2.000%	04/01/51	16,798	12,803,711
2.000%	05/01/51	16,347	12,491,656
2.000%	08/01/51	27,727	21,181,881
2.000%	10/01/51	16,204	12,364,886
2.000%	11/01/51	41,965	31,987,477
2.000%	03/01/52	36	28,019
2.000%	03/01/52	449	342,018
2.000%	03/01/52	1,492	1,139,287
2.500%	TBA	9,500	7,539,496
2.500%	08/01/37	53	46,705
2.500%	07/01/40	36	30,240
2.500%	03/01/42	110	90,729
2.500%	04/01/42	162	132,903
2.500%	08/01/46	76	61,733
2.500%	11/01/46	18	14,247
2.500%	02/01/50	10	7,695
2.500%	02/01/50	22	17,447
2.500%	05/01/50	903	718,279
2.500%	07/01/50	21	17,423
2.500%	07/01/50	34	27,276
2.500%	07/01/50	2,728	2,202,052
2.500%	08/01/50	1,991	1,592,693
2.500%	09/01/50	3,964	3,195,622
2.500%	10/01/50	111	89,377
2.500%	11/01/50	2,120	1,695,578
2.500%	12/01/50	95	76,322
2.500%	01/01/51	50,440	40,310,641
2.500%	02/01/51	8,475	6,756,792
2.500%	04/01/51	7,387	5,881,276
2.500%	05/01/51	59	47,469
2.500%	05/01/51	217	171,959
2.500%	05/01/51	239	189,637
2.500%	05/01/51	4,273	3,434,340
2.500%	05/01/51	42,109	33,614,185
2.500%	06/01/51	13,378	10,655,795
2.500%	08/01/51	41	32,591
2.500%	08/01/51	764	608,807
2.500%	10/01/51	21	16,934
2.500%	11/01/51	551	438,441
2.500%	12/01/51	86	69,059
2.500%	12/01/51	133	105,999
2.500%	01/01/52	111	88,744
2.500%	01/01/52	111	89,367
2.500%	01/01/52	2,906	2,308,433
2.500%	03/01/52	59	47,181
2.500%	03/01/52	136	108,737
2.500%	03/01/52	1,341	1,065,169
3.000%	TBA	14,500	11,987,988
3.000%	11/01/28	4	3,853
3.000%	09/01/32	68	63,305
3.000%	08/01/33	18	16,263
3.000%	11/01/43	1,010	863,098

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/46	79	$67,333
3.000%	01/01/47	5,413	4,569,750
3.000%	01/01/47	12,059	10,195,467
3.000%	02/01/47	13,392	11,307,530
3.000%	12/01/47	998	849,862
3.000%	09/01/49	4,362	3,668,203
3.000%	02/01/50	22,535	19,055,816
3.000%	07/01/50	849	714,192
3.000%	06/01/51	35	29,203
3.000%	09/01/51	5,848	4,851,293
3.000%	10/01/51	4,752	3,940,926
3.000%	12/01/51	83	69,074
3.000%	12/01/51	152	126,799
3.000%	12/01/51	2,204	1,833,224
3.000%	01/01/52	86	72,383
3.000%	01/01/52	16,863	14,037,317
3.000%	02/01/52	17,439	14,447,764
3.000%	03/01/52	411	340,494
3.000%	03/01/52	63,774	52,827,096
3.000%	04/01/52	68,512	56,729,409
3.500%	03/01/42	112	99,141
3.500%	05/01/42	200	177,650
3.500%	07/01/42	349	309,608
3.500%	09/01/42	570	505,111
3.500%	09/01/42	2,900	2,570,822
3.500%	07/01/43	87	77,080
3.500%	03/01/46	3	2,868
3.500%	04/01/46	47	41,121
3.500%	06/01/46	110	97,204
3.500%	02/01/47	359	314,063
3.500%	04/01/47	445	392,301
3.500%	12/01/47	24	21,584
3.500%	03/01/48	2,575	2,268,590
3.500%	05/01/49	23	20,167
3.500%	01/01/50	5,137	4,496,426
3.500%	02/01/52	32,053	27,615,870
3.500%	03/01/52	25,973	22,374,065
3.500%	05/01/52	24	20,254
3.500%	05/01/52	171	146,784
3.500%	05/01/52	24,084	20,739,830
3.500%	08/01/52	48	41,393
4.000%	06/01/39	174	159,848
4.000%	09/01/40	293	268,200
4.000%	02/01/45	270	247,371
4.000%	03/01/45	112	102,079
4.000%	02/01/46	38	34,919
4.000%	04/01/46	40	36,143
4.000%	07/01/47	921	840,582
4.000%	09/01/47	281	254,993
4.000%	10/01/47	1,014	921,438
4.000%	11/01/47	260	236,221
4.000%	11/01/48	218	197,965
4.000%	04/01/52	16,602	14,796,904
4.000%	05/01/52	43	38,519
4.000%	05/01/52(k)	63,075	56,208,426
4.000%	06/01/52	12,433	11,080,190
4.000%	12/01/52	9,350	8,328,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/39	317	$299,799
4.500%	12/01/40	498	470,909
4.500%	10/01/45	582	546,521
4.500%	06/01/48	408	382,097
4.500%	12/01/48	2,930	2,730,924
4.500%	06/01/52	44,215	40,619,171
4.500%	07/01/52	69,541	63,885,983
4.500%	09/01/52	14,728	13,528,150
4.500%	10/01/52	146	133,746
5.000%	11/01/33	31	29,998
5.000%	06/01/40	34	32,948
5.000%	10/01/41	54	52,275
5.000%	05/01/52	4,537	4,287,252
5.000%	06/01/52	13,359	12,616,778
5.000%	07/01/52	37,697	35,589,742
5.000%	09/01/52(k)	96,334	90,969,673
5.000%	10/01/52	4,817	4,548,090
5.000%	11/01/52	7,265	6,859,234
5.500%	TBA	126,500	122,245,448
5.500%	07/01/52	1,046	1,012,262
5.500%	08/01/52	250	241,637
5.500%	10/01/52	328	318,316
5.500%	11/01/52	88,786	85,909,649
5.500%	02/01/53	141	136,614
6.000%	TBA	25,000	24,671,875
6.000%	09/01/52	10,066	9,947,251
6.000%	11/01/52	8,877	8,775,456
6.000%	12/01/52	18,982	18,744,296
6.500%	TBA	18,000	18,081,562
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	175,862
Government National Mortgage Assoc.
2.000%	01/20/52	311	246,408
2.500%	TBA	10,500	8,580,861
2.500%	03/20/51	10,961	8,965,309
2.500%	04/20/51	7,068	5,787,229
2.500%	05/20/51	7,135	5,841,739
2.500%	08/20/51	25,283	20,679,377
2.500%	09/20/51	49,771	40,706,641
2.500%	11/20/51	256	209,796
2.500%	04/20/52	259	211,425
3.000%	06/20/46	69	59,299
3.000%	09/20/47	12	10,199
3.000%	05/20/51	2,313	1,967,464
3.000%	08/20/51	45,861	38,988,308
3.000%	09/20/51	41,035	34,888,283
3.000%	11/20/51	24,304	20,618,825
3.000%	02/20/52	88	74,876
3.000%	11/20/52	71	60,133
3.500%	09/15/41	36	32,021
3.500%	11/15/41	25	22,024
3.500%	01/15/42	74	66,396
3.500%	02/15/42	23	20,969
3.500%	03/15/42	81	72,797
3.500%	05/15/42	26	23,478
3.500%	06/15/42	17	15,193
3.500%	07/15/42	8	7,028

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/15/42	15	$13,921
3.500%	07/15/42	34	30,300
3.500%	07/15/42	39	35,261
3.500%	01/15/43	18	15,771
3.500%	02/15/43	26	23,635
3.500%	04/15/43	33	29,289
3.500%	05/15/43	7	5,967
3.500%	05/20/43	754	676,790
3.500%	07/15/43	91	81,699
3.500%	12/15/43	136	122,555
3.500%	01/15/44	21	19,074
3.500%	04/20/46	30	26,926
3.500%	05/20/46	77	68,253
3.500%	08/20/48	1,042	924,079
3.500%	09/20/48	1,749	1,548,583
3.500%	10/20/51	10,563	9,274,093
3.500%	12/20/51	34,177	30,001,320
3.500%	01/20/52	13,236	11,596,164
3.500%	03/20/52	30,559	26,772,283
4.000%	01/20/40	118	109,347
4.000%	10/20/40	96	88,786
4.000%	02/20/41	128	118,533
4.000%	12/20/46	460	421,064
4.000%	07/20/47	40	36,474
4.000%	12/20/47	212	194,119
4.000%	01/20/48	1,384	1,267,725
4.000%	02/20/49	206	187,895
4.000%	04/20/52	6,131	5,525,163
4.000%	09/20/52	149	134,321
4.000%	10/20/52	120	108,447
4.500%	TBA	20,500	18,937,676
4.500%	05/20/40	301	285,521
4.500%	12/20/40	322	305,555
4.500%	11/20/46	80	75,783
4.500%	08/20/48	345	322,925
4.500%	04/20/49	30	27,926
4.500%	05/20/52	27,450	25,369,104
4.500%	06/20/52	15,133	13,993,707
4.500%	08/20/52	6,968	6,445,234
4.500%	09/20/52	501	463,455
4.500%	12/20/52	146	135,045
5.000%	06/20/48	18	17,242
5.000%	11/20/52	480	455,870
5.000%	12/20/52	1,830	1,734,372
5.500%	01/20/53	146	141,669
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90	64,562
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	123,362
4.148%(s)	09/15/30	805	554,986

Total U.S. Government Agency Obligations (cost $2,489,390,731)			2,353,068,573
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
2.750%	08/15/47(k)	15,375	10,733,672
2.750%	11/15/47(h)	48,750	33,987,891
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	08/15/48	120,000	$87,731,250
3.625%	02/15/53	33,692	27,885,394
3.625%	05/15/53(a)	50,700	41,993,859
U.S. Treasury Notes
3.375%	05/15/33(k)	3,180	2,884,359
3.875%	08/15/33(a)	87,335	82,517,929
4.250%	09/30/24(a)	50,000	49,416,016

Total U.S. Treasury Obligations (cost $364,002,472)			337,150,370

Total Long-Term Investments (cost $9,206,278,502)			8,780,085,631

	Shares
Short-Term Investments — 12.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	1,072,629,837	1,072,629,837
PGIM Institutional Money Market Fund (cost $142,791,892; includes $142,017,270 of cash collateral for securities on loan)(b)(wb)	142,907,783	142,822,037

Total Short-Term Investments (cost $1,215,421,729)		1,215,451,874

TOTAL INVESTMENTS—105.6% (cost $10,421,700,231)		9,995,537,505

Liabilities in excess of other assets(z) — (5.6)%		(525,882,266)

Net Assets — 100.0%		$9,469,655,239

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,881,380 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,324,601; cash collateral of $142,017,270 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $22,222,117. The aggregate value of $18,343,076 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $15,206,953)	5.500%	TBA	11/13/23	$(15,500)		$(14,975,058)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,355	3 Month CME SOFR	Mar. 2024	$320,288,125	$(256,280)
3,213	2 Year U.S. Treasury Notes	Dec. 2023	651,310,244	(1,545,703)
4,125	5 Year U.S. Treasury Notes	Dec. 2023	434,607,443	(1,675,361)
2,585	20 Year U.S. Treasury Bonds	Dec. 2023	294,124,531	(12,986,588)
1,599	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	189,781,313	(11,406,724)
				(27,870,656)
Short Positions:
223	5 Year Euro-Bobl	Dec. 2023	27,290,001	370,357
150	10 Year Euro-Bund	Dec. 2023	20,400,696	466,576
4,132	10 Year U.S. Treasury Notes	Dec. 2023	446,514,250	6,746,680
				7,583,613
				$(20,287,043)
A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	GSI	GBP	32,460	$39,635,176	$39,604,901	$—	$(30,275)
Canadian Dollar,
Expiring 10/03/23	GSI	CAD	6,708	4,978,375	4,938,948	—	(39,427)
Euro,
Expiring 10/03/23	BNP	EUR	105,405	111,549,210	111,457,069	—	(92,141)
				$156,162,761	$156,000,918	—	(161,843)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/23	SSB	GBP	32,460	$40,972,149	$39,604,901	$1,367,248	$—
Expiring 11/02/23	GSI	GBP	32,460	39,641,547	39,612,312	29,235	—
Canadian Dollar,
Expiring 10/03/23	GSI	CAD	6,708	4,943,546	4,938,948	4,598	—
Expiring 11/02/23	GSI	CAD	6,708	4,980,449	4,941,054	39,395	—
Euro,
Expiring 10/03/23	GSI	EUR	102,759	111,004,809	108,659,925	2,344,884	—
Expiring 10/03/23	MSI	EUR	2,645	2,827,054	2,797,144	29,910	—
Expiring 11/02/23	BNP	EUR	105,405	111,686,236	111,600,479	85,757	—
				$316,055,790	$312,154,763	3,901,027	—
						$3,901,027	$(161,843)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(167,822)	$(321,049)	$153,227	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	779,480		4.795%		$6,028,312		$7,530,337		$1,502,025
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
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AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
 Interest rate swap agreement outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(2,754,356)	$(2,754,356)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS +20 bps(T)/ 5.530%	BOA	02/21/24	87,160	$(3,568,878)	$—	$(3,568,878)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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